Shareholders' Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) ₪ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2011 ₪ / shares shares
Class of Stock [Line Items]
Treasury shares (in Shares) | shares		1,293,684	1,475,184	1,475,184
Treasury value		$ 883	$ 1,007	$ 1,007
Treasury shares were utilized		$ 181	$ 61		$ 67
Dividends paid per share (in Dollars per share) | $ / shares		$ 0.24	$ 0.24		$ 0.26
Paid dividends to shareholders		$ 4,868	$ 4,839		$ 5,227
Expired term		5 years
Lower tax rate on part of the capital gains		25.00%
Trading days period		30 days
Total unrecognized compensation costs		$ 291
Weighted average period		11 months 15 days
Total intrinsic value of options exercised		$ 372	$ 129		$ 184
Aggregate intrinsic value of the outstanding options		968
Aggregate intrinsic value of the exercisable options		$ 42
Stock Option [Member]
Class of Stock [Line Items]
Exercise price | (per share)			$ 0.003	$ 0.01	$ 0.003	₪ 0.01
Maximum [Member]
Class of Stock [Line Items]
Outstanding options granted, vesting period		4 years
Minimum [Member]
Class of Stock [Line Items]
Outstanding options granted, vesting period		2 years
2011 Share Incentive Plan [Member]
Class of Stock [Line Items]
Options granted (in Shares) | shares	[1]	200,000	132,000		304,000
Ordinary shares price (in New Shekels per share) | ₪ / shares							₪ 0.01
Exercise price | $ / shares	[1]	$ 1.972	$ 0.003		$ 0.003
2011 Share Incentive Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Options granted (in Shares) | shares							1,800,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Aggregate number of ordinary shares (in Shares) | shares		3,165,092
Total consideration		$ 2,800

[1]	In the year ended December 31, 2024, the options were granted to the Company’s Chief Executive Officer with an exercise price equal to the average closing price per share of the Company’s ordinary shares on the Nasdaq Stock Market during the 30 trading day period immediately preceding the date of grant of such option. In the years ended December 31, 2023 and 2022, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).